Other revenues (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other revenues
Other revenues comprise the following items:

	Year Ended December 31,
(In US$ millions)	2017	2016	2015
Termination payments revenue	$95.9	$198.8	$74.7
Related party other revenues	7.1	12.3	13.4
Total	$103.0	$211.1	$88.1